Summary of Closed Block Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Premiums	$ 50	$ 53	$ 56
Net investment income	75	81	84
Realized investment (losses) gains		(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)
Total revenues	121	129	136
Benefits and expenses:
Policy and contract benefits	121	115	125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1
Total benefits and expenses	108	115	122
Total revenues, net of benefits and expenses, before federal income tax expense	13	14	14
Federal income tax expense	3	5	5
Revenues, net of benefits and expenses and federal income tax expense	10	9	9
Maximum future earnings from assets and liabilities:
Beginning of period	144	153	162
Change during period	(10)	(9)	(9)
End of period	$ 134	$ 144	$ 153